Debt - Long-Term Debt (Parenthetical) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended						12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended							6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2006 Derivative	Mar. 31, 2014 Derivative	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2014 ADS Mexicana [Member]	Mar. 31, 2014 ADS Mexicana [Member]	Mar. 31, 2014 Mortgage Notes Payable [Member] MortgageLoan	Sep. 30, 2014 Mortgage Notes Payable [Member] MortgageLoan	Sep. 30, 2014 Industrial Revenue Bonds [Member] Facility	Mar. 31, 2014 Industrial Revenue Bonds [Member] Facility	Mar. 31, 2013 Industrial Revenue Bonds [Member]	Sep. 30, 2014 Industrial Revenue Bonds [Member] Letter of Credit [Member]	Mar. 31, 2014 Industrial Revenue Bonds [Member] Letter of Credit [Member]	Sep. 30, 2014 Term Loan Facility [Member]	Sep. 30, 2006 Term Loan Facility [Member]	Mar. 31, 2014 Term Loan Facility [Member]	Sep. 30, 2014 Revolving Credit Facility [Member]	Sep. 30, 2006 Revolving Credit Facility [Member]	Mar. 31, 2014 Revolving Credit Facility [Member]	Sep. 30, 2014 Revolving Credit Facility [Member] ADS Mexicana [Member]	Mar. 31, 2014 Revolving Credit Facility [Member] ADS Mexicana [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] ADS Mexicana [Member]	Sep. 30, 2014 Revolving Credit Facility [Member] ADS [Member]	Mar. 31, 2014 Revolving Credit Facility [Member] ADS [Member]	Mar. 31, 2013 Revolving Credit Facility [Member] ADS [Member]	Sep. 30, 2014 Revolving Credit Facility [Member] Interest Rate Swaps [Member] Derivative	Mar. 31, 2014 Revolving Credit Facility [Member] Interest Rate Swaps [Member] Derivative	Sep. 30, 2014 Revolving Credit Facility [Member] Forward Stating Interest Rate Swap [Member]	Mar. 31, 2014 Revolving Credit Facility [Member] Forward Stating Interest Rate Swap [Member]	Sep. 30, 2014 Revolving Credit Facility [Member] Forward Second Interest Rate Swap [Member]	Mar. 31, 2014 Revolving Credit Facility [Member] Forward Second Interest Rate Swap [Member]	Dec. 31, 2009 Senior Notes Payable [Member]	Sep. 30, 2014 Senior Notes Payable [Member]	Jul. 31, 2013 Senior Notes Payable [Member] ADS [Member]	Dec. 31, 2009 Senior Notes Payable [Member] ADS [Member]	Sep. 30, 2014 Senior Notes Payable [Member] ADS [Member]	Mar. 31, 2014 Senior Notes Payable [Member] ADS [Member]	Jul. 31, 2014 Industrial revenue bonds [Member] Bonds	Sep. 30, 2014 Industrial revenue bonds [Member] Bonds	Mar. 31, 2014 Industrial revenue bonds [Member] Bonds	Jun. 30, 2014 Maximum [Member] Industrial Revenue Bonds [Member]	Mar. 31, 2014 Maximum [Member] Industrial Revenue Bonds [Member]	Jun. 30, 2014 Minimum [Member] Industrial Revenue Bonds [Member]	Mar. 31, 2014 Minimum [Member] Industrial Revenue Bonds [Member]
Debt Instrument [Line Items]
Special dividend per share																			$ 1.59		$ 1.59
Line of credit facility expiration date																			2018-06		2018-06
Revolving credit facility outstanding																						$ 12,000	$ 12,000		$ 325,000	$ 325,000
Revolving credit facility outstanding																100,000		100,000
Term loan maturity period																5 years		5 years
Revolving credit facility interest rate			2.301%			2.603%
Outstanding letters of credit			8,505			8,005																2,000		1,000	193,800	248,100	186,100
Borrowing under line of credit facility			68,395			123,195	10,000	12,000
Number of interest rate derivative		2	2																									2	2
Derivative, type of interest rate paid on swap		90-Day LIBOR interest rate.	90-Day LIBOR interest rate																											30-Day LIBOR interest rate.	30-Day LIBOR interest rate
Term debt amount		100,000	100,000
Rate of fixed interest swap																	1.105%	1.105%		0.89%	0.89%									0.86%	0.86%	1.08%	1.08%
Date of maturity of interest rate swap		Sep. 01, 2013	Sep. 01, 2013														Sep. 01, 2014	Sep. 01, 2014												Sep. 01, 2016	Sep. 01, 2016	Sep. 01, 2016	Sep. 01, 2016
Maturity period of interest rate derivative																	4 years	4 years		3 years	3 years									3 years	3 years	2 years	2 years
Derivative instrument notional amount																	50,000	50,000		50,000	50,000									50,000	50,000
Date of maturity of interest rate swap																				Oct. 07, 2010	Oct. 07, 2010							Jul. 18, 2013	Jul. 18, 2013	Jul. 18, 2013	Jul. 18, 2013
Date of Inception of interest rate swap																			Sep. 02, 2014		Sep. 02, 2014									Sep. 03, 2013	Sep. 03, 2013
Debt instrument leverage fee																																						The rate is subject to an additional 200 basis point excess leverage fee if calculated leverage exceeds 3 to 1.	The rate is subject to an additional 200 basis point excess leverage fee if calculated leverage exceeds 3 to 1.
Aggregate amount on promissory notes issued																																					100,000
Minimum purchase amount																																		10,000
Maximum term of senior notes issuance																																		10 years
Quarterly interest payable																																		5.60%		4.05%
Additional principal payments																																		25,000		25,000
Additional senior promissory notes issued																																				25,000
Interest expense																																							500
Number of mortgage notes payable with fixed rate									2	1
Fixed interest rate									5.10%	5.10%
Land and buildings net book value									8,637	4,971
Paid off, percentage									6.00%
Variable interest rate									2.903%
Number of production facilities											4	4
Original bond value																																									27,300	27,300
Number of bonds retired																																								1	2	2
Industrial revenue bonds											3,950	4,715	6,190																												3,950	4,715
Interest rate																																									3.84%	3.356%
Debt instrument fee percentage														3.75%	3.25%
Collateral amount																																									10,116	14,778
Maximum capital distributions	3,079		112,747	5,442	4,931																																						50,000	50,000
Leverage ratio, minimum																																													3.0	3.0
Senior notes																																			100,000
Senior notes, fair value																																			$ 103,583